NEW ACCOUNTING PRONOUNCEMENTS - Impact on Industrial Activities of Revenue Recognition Standard on Cash Flows (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 1,196	$ 1,199	[1]
Net cash used in investing activities	(995)	(1,310)	[1]
Net cash used in financing activities	(1,318)	(1,267)	[1]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(262)	305	[1]
Increase (decrease) in cash and cash equivalents and restricted cash	(1,379)	(1,073)	[1]
Cash and cash equivalents and restricted cash, beginning of year	6,200	5,854	[1]
Cash and cash equivalents and restricted cash, end of period	4,821	4,781	[1]
Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	(52)	592
Net cash used in investing activities	(94)	(1,139)
Net cash used in financing activities	(999)	(798)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(207)	265
Increase (decrease) in cash and cash equivalents and restricted cash	(1,352)	(1,080)
Cash and cash equivalents and restricted cash, beginning of year	4,901	4,649
Cash and cash equivalents and restricted cash, end of period	$ 3,549	3,569
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		605
Net cash used in investing activities		(540)
Net cash used in financing activities		(1,267)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		285
Increase (decrease) in cash and cash equivalents and restricted cash		(917)
Cash and cash equivalents and restricted cash, beginning of year		5,017
Cash and cash equivalents and restricted cash, end of period		4,100
As Previously Reported | Industrial activities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		356
Net cash used in investing activities		(903)
Net cash used in financing activities		(798)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		265
Increase (decrease) in cash and cash equivalents and restricted cash		(1,080)
Cash and cash equivalents and restricted cash, beginning of year		4,649
Cash and cash equivalents and restricted cash, end of period		3,569
Adjustment Due to ASU 2017-07 | Industrial activities | Adjustment Due to Adoption of New Accounting Pronouncements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		236
Net cash used in investing activities		(236)
Increase (decrease) in cash and cash equivalents and restricted cash		0
Cash and cash equivalents and restricted cash, end of period		$ 0

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).